Reconciliation of Basic And Diluted Shares Used In Computing Earnings Per Equity Share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share

The following is a reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share:

	Year ended March 31,
	2024	2023	2022
Basic earnings per equity share - weighted average number of equity shares outstanding (1)	4,138,568,090	4,180,897,857	4,209,546,724
Effect of dilutive common equivalent shares - share options outstanding	6,112,335	6,833,213	8,978,410
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	4,144,680,425	4,187,731,070	4,218,525,134

(1)
excludes treasury shares